Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Trade Receivables [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 15	$ 12	$ 7
Charged to costs and expenses			3
Additions/ (Deductions)		3	2
Balance at end of period	15	15	12
Valuation Allowance of Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,502	1,578	1,585
Translation adjustment	(16)	24	(4)
Charged to costs and expenses	143	3	13
Additions/ (Deductions)	(81)	(103)	(16)
Balance at end of period	$ 1,548	$ 1,502	$ 1,578